Shareholder Fees - FidelitySeriesLargeCapStockFund-PRO	Aug. 29, 2024 USD ($)
FidelitySeriesLargeCapStockFund-PRO | Fidelity Series Large Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none